VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

Since 2016, the Company, through its wholly-owned subsidiary, CSE Japan Investment Company Limited, entered into silent partnership agreements with various Japan project companies, to securitize project finance bonds and other type of project assets. Under the silent partnership agreements, the project entities are considered VIEs in which the Company has no equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and a wholly-owned subsidiary, Canadian Solar Project K.K. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs since their establishment.

As of December 31, 2019 and 2020, the carrying amounts and classifications of the consolidated VIEs’ major assets and liabilities with immaterial items combined, excluding intercompany balances which are eliminated upon consolidation, included in the Company’s consolidated balance sheets are as follows:

	At December 31,	At December 31,
	2019	2020
	$	$
Cash	14,011	42,064
Project assets	197,366	337,836
Other assets	12,091	79,580
Total assets	223,468	459,480

Short-term borrowings	139,708	180,773
Long-term borrowings	—	52,408
Other liabilities	66,569	60,845
Total liabilities	206,277	294,026

Net income and overall cash flow activities during the year are immaterial to the consolidated financial statements.